Assets Held For Sale (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Additions to assets held for sale		$ 38,117		$ 0
Advances received for assets held for sale		23,334		$ 0
Gibson Energy Inc.
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Length of take-or-pay agreement	15 years
Additions to assets held for sale		38,100
Advances received for assets held for sale		$ 23,300
Additional payments for construction payables outstanding			$ 0.4